Segment and Geographic Information (Tables)	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Summary of Company's Revenue by Geographic Region

The following table sets forth the Company’s revenue by geographic region:

	Year Ended December 31,			For the Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)			(unaudited)	(unaudited)
Hong Kong	$27,382	$48,911	$72,570	$50,002	$68,404
Asia Pacific	581	44	1,325	1,236	2,782
United States	977	1,115	3,160	2,644	2,655
Europe	138	268	1,190	656	1,607

	$29,078	$50,338	$78,245	$54,538	$75,448

Summary of Company's Revenue Generated from Sales of Semiconductors Solutions

The following table sets forth the Company’s revenue generated from sales of semiconductors solutions for the home entertainment and cloud computing markets:

	Year Ended December 31,			For the Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)			(unaudited)	(unaudited)
Home entertainment	$27,991	$48,995	$73,611	$50,614	$68,371
Cloud computing market	1,087	1,343	4,634	3,924	7,077

	$29,078	$50,338	$78,245	$54,538	$75,448